Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
9.	Goodwill and Intangible Assets

Changes in goodwill during the years ended December 31, 2012, 2011 and 2010 consist of the following:

Balance December 31, 2009	$—
Goodwill associated with the acquisition of Failed Banks	6,725
Goodwill associated with the acquisition of TIBB	29,999

Balance December 31, 2010	$36,724

Goodwill associated with the acquisition of CBKN	50,095
Goodwill associated with the acquisition of GRNB	29,141

Balance, December 31, 2011	$115,960

Goodwill associated with the acquisition of SCMF	16,027

Balance, December 31, 2012	$131,987

Changes in intangible assets during the years ended December 31, 2012, 2011 and 2010 consist of the following:

	Core Deposit Intangible	Trade Name	Customer Relationship Intangible	Mortgage Servicing Rights
Balance December 31, 2009	$—	$—	$—	$—

Increase associated with acquisition Failed Banks	4,100	—	—	114
Increase associated with acquisition of TIBB	7,500	770	3,500	—
Amortization	(642)	(89)	(87)	(12)

Balance December 31, 2010	$10,958	$681	$3,413	$102

Increase associated with acquisition of CBKN	4,400	604	—	138
Increase associated with acquisition of GRNB	13,400	—	—	218
Impairment of wealth management intangible	—	—	(2,872)	—
Amortization	(3,109)	(821)	(350)	(70)

Balance December 31, 2011	$25,649	$464	$191	$388

Increase associated with acquisition of SCMF	6,860	—	—	—
Increase associated with Park Sterling Trademark	—	100	—	—
Impairment of wealth management intangible	—	(33)	(169)	—
Amortization	(4,466)	(213)	(22)	(113)

Balance December 31, 2012	$28,043	$318	$—	$275

All of the identified intangible assets are amortized as noninterest expense over their estimated lives which range from two to eight years. Due to the termination of employment of several employees of the Company’s registered investment advisor, Naples Capital Advisors, Inc., and a subsequent decrease of assets under management, an impairment of the related customer relationship intangible asset of $2,872 was recorded in 2011. Impairment of the customer intangible asset of $169 and trade name intangible asset of $33 was recorded in 2012. No intangibles associated with the customer intangible and no trade name remain at December 31, 2012.

Estimated amortization expense for each of the next five years is as follows:

Years ending December 31,
2013	$5,299
2014	4,497
2015	3,800
2016	3,707
2017	3,643

$20,946